Condensed Consolidated Statement of Financial Position (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 4,875	$ 7,994
Settlement Receivable, Allowance for Credit Loss, Current	$ 5,435	$ 4,082
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	63,587,424	62,511,104
Common Stock, Shares, Outstanding	57,462,927	59,888,304
Treasury stock share issue	6,124,497	2,622,800